Fair Value Measurement - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	10 Months Ended	12 Months Ended						10 Months Ended	12 Months Ended
	Nov. 06, 2013	Dec. 30, 2012	Sep. 29, 2013 Advertiser Relationships [Member]	Sep. 29, 2013 Customer Relationships [Member]	Sep. 29, 2013 Subscriber Relationships [Member]	Sep. 29, 2013 Trade Names [Member]	Sep. 29, 2013 Copyrights [Member]	Nov. 06, 2013 Predecessor [Member]	Dec. 30, 2012 Predecessor [Member]	Jun. 29, 2014 Successor [Member]	Dec. 09, 2013 Successor [Member]	Nov. 06, 2013 Minimum [Member] Predecessor [Member]	Nov. 06, 2013 Maximum [Member] Predecessor [Member]
Assets And Liabilities Carrying Value And Fair Value [Line Items]
Adjustment to the allowed claim for derivative instruments	$ 2,041							$ 2,041
Notional amount										6,250		75,000	250,000
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at the beginning of the period								45,724
Total gains (losses), net [Abstract]
Included in earnings								14
Reclassification to liabilities subject to compromise	28,440										(28,440)
Included in other comprehensive income								(19,339)
Included in reorganization items, net	2,041							2,041
Balance at the end of the period		45,724						28,440	45,724		0
Impairment charge of property, plant and equipment classified as held for sale		2,128							2,041
Intangible fair value			$ 19,120	$ 270	$ 5,310	$ 270	$ 0